RISK MANAGEMENT - Liquid Assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Cash	$ 18,256,065	$ 15,833,017
Money market transactions	5,481,977	2,897,793
Cash and cash equivalents	23,738,042	18,730,810	$ 18,165,644	$ 20,460,245
High quality liquid assets [Member]
Disclosure Of Risk Management [Line Items]
Cash	16,594,906	15,370,693
Short-term investments, classified as cash equivalents	12,054,474	9,268,481
Other liquid assets [Member]
Disclosure Of Risk Management [Line Items]
Money market transactions	1,982,308	1,867,576
Liquid assets [Member]
Disclosure Of Risk Management [Line Items]
Cash and cash equivalents	$ 30,631,688	$ 26,506,750